INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.
Advantage Portfolio

Summary Prospectus
April 30, 2012

Class:	I	Ticker Symbol:	MPAIX
	P		MAPPX

	H		MAPHX

	L		MAPLX

Before you invest, you may want to review the Portfolio's statutory prospectus ("Prospectus"), which contains more information about the Portfolio and its risks. You can find the Portfolio's Prospectus and other information about the Portfolio, including the Statement of Additional Information ("SAI") and the most recent annual and semiannual reports to shareholders, online at www.morganstanley.com/im. You can also get this information at no cost by calling toll-free 1-866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com. The Portfolio's Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into this Summary Prospectus.

Objective

The Advantage Portfolio seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class H Shares" section on page 25 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	4.75	%†	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P	Class H	Class L
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses	2.68%	2.68%	2.68%	2.68%
Total Annual Portfolio Operating Expenses*	3.43%	3.68%	3.68%	4.18%
Fee Waiver and/or Expense Reimbursement*	2.38%	2.38%	2.38%	3.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%	1.30%	1.30%	1.09%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$334	$579	$1,283
Class P	$132	$412	$713	$1,568
Class H	$601	$868	$1,154	$1,968
Class L	$111	$347	$601	$1,329

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I, 1.30% for Class P, 1.30% for Class H and 1.09% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in franchises with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities. The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs"), limited partnership interests and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Van Kampen Equity Trust II, on behalf of the Van Kampen Core Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I, Class H and Class L shares of the Portfolio (the "Reorganization"). Pursuant to the Reorganization, Class A and Class B shareholders of the Predecessor Fund received Class H shares of the Portfolio, and Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Portfolio. As a result of the Reorganization, the Portfolio is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class A, Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'* performance from year-to-year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class H and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns*—Calendar Years

*Performance shown for the Portfolio's Class I shares reflects the performance of the Class I shares of the Predecessor Fund for periods prior to May 21, 2010.

High Quarter	9/30/09	21.12%

Low Quarter	9/30/11	–9.27%

Average Annual Total Returns1
(for the calendar periods ended December 31, 2011)

	Past One Year	Since Inception
Class I (commenced operations on 6/30/08)[1]
Return before Taxes	5.33%	4.73%
Return after Taxes on Distributions	5.24%	4.48%
Return after Taxes on Distributions and Sale of Portfolio Shares	3.59%	3.92%
Class H (commenced operations on 6/30/08)[1]
Return before Taxes	0.08%	3.04%
Class L (commenced operations on 6/30/08)[1]
Return before Taxes	5.19%	4.53%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	2.64%	3.09%
Lipper Large-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[3]	–2.90%	0.33%
Class P (commenced operations on 5/21/10)
Return before Taxes	5.07%	16.05%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	2.64%	13.66%
Lipper Large-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[3]	–2.90%	9.90%

1  Performance shown for the Portfolio's Class I, Class H and Class L shares reflects the performance of the Class I, Class A and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.

2  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

3  The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 10 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	May 2010

David S. Cohen	Managing Director	May 2010

Sam G. Chainani	Managing Director	May 2010

Alexander T. Norton	Executive Director	May 2010

Jason C. Yeung	Managing Director	May 2010

Armistead B. Nash	Executive Director	May 2010

Purchase and Sale of Fund Shares

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for each of Class H and Class L shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Purchase Class H Shares" sections beginning on pages 24 and 25, respectively, of the Prospectus.

Class I, Class P and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" sections beginning on pages 24 and 27, respectively, of the Prospectus.

Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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